SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Abacus Settlements, LLC
Advertising expense	$ 1,414,828	$ 1,803,000